Capital Requirements and Restriction on Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Actual Capital Levels and Minimum Required Capital Levels

The Company’s and Civista’s actual capital levels and minimum required capital levels at December 31, 2017 and 2016 were as follows:

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2017
Total Risk Based Capital
Consolidated	$200,772	16.6%	$97,025	8.0%	n/a	n/a
Civista	161,394	13.3	96,880	8.0	$121,100	10.0%
Tier I Risk Based Capital
Consolidated	187,638	15.5	72,769	6.0	n/a	n/a
Civista	147,473	12.2	72,660	6.0	96,880	8.0
CET1 Risk Based Capital
Consolidated	140,853	11.6	54,576	4.5	n/a	n/a
Civista	136,760	11.3	54,495	4.5	78,715	6.5
Leverage
Consolidated	187,638	12.7	59,089	4.0	n/a	n/a
Civista	147,473	10.0	59,031	4.0	73,788	5.0
2016
Total Risk Based Capital
Consolidated	$155,145	14.2%	$87,436	8.0%	n/a	n/a
Civista	145,270	13.3	87,334	8.0	$109,168	10.0%
Tier I Risk Based Capital
Consolidated	141,840	13.0	65,577	6.0	n/a	n/a
Civista	131,391	12.0	65,501	6.0	87,334	8.0
CET1 Risk Based Capital
Consolidated	93,463	8.6	49,183	4.5	n/a	n/a
Civista	120,465	11.0	49,126	4.5	70,959	6.5
Leverage
Consolidated	141,840	10.6	53,774	4.0	n/a	n/a
Civista	131,391	9.8	53,717	4.0	67,146	5.0